Fresh Start Accounting And Effects Of Plan (Fresh Start Consolidated Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012
ASSETS
Receivables	$ 1,000
Real estate inventories
Goodwill	14,209
Total assets	580,865
LIABILITIES AND EQUITY (DEFICIT)
Liabilities from inventories not owned	1,200
Liabilities	87,765
William Lyon Homes stockholders' equity (deficit)
Noncontrolling interest	8,100
Predecessor [Member]
ASSETS
Cash and cash equivalents	12,787
Restricted cash	852
Receivables	12,790
Real estate inventories
Property & equipment, net	962
Deferred loan costs	8,258
Other assets	6,307
Total assets	493,746
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	48,867
Accumulated deficit	(235,584)
Total William Lyon Homes stockholder's equity (deficit)	(186,717)
Noncontrolling interest	9,688
Total equity (deficit)	(177,029)
Total liabilities and equity (deficit)	493,746
Predecessor [Member] | Real estate inventories - Owned
Real estate inventories
Real estate inventories	405,632
Predecessor [Member] | Real estate inventories - Not owned
Real estate inventories
Real estate inventories	46,158
Predecessor [Member] | Liabilities not subject to compromise
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	10,000
Accrued expenses	31,391
Liabilities from inventories not owned	46,158
Notes payable	78,394
Liabilities	371,943
Predecessor [Member] | Liabilities not subject to compromise | Secured Debt [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan due January 31, 2015	206,000
Predecessor [Member] | Liabilities subject to compromise
LIABILITIES AND EQUITY (DEFICIT)
Accrued expenses	15,297
Senior Notes	298,832
Predecessor [Member] | Liabilities subject to compromise | 7 5/8% Senior Notes due December 15, 2012 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes	66,704
Predecessor [Member] | Liabilities subject to compromise | 10 3/4% Senior Notes due April 1, 2013 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes	138,964
Predecessor [Member] | Liabilities subject to compromise | 7 1/2% Senior Notes due February 15, 2014 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes	77,867
Plan of Reorganization Adjustments [Member]
ASSETS
Cash and cash equivalents	67,746	[1]
Real estate inventories
Deferred loan costs	(5,767)	[2]
Other assets	47	[3]
Total assets	66,055
LIABILITIES AND EQUITY (DEFICIT)
Redeemable convertible preferred stock	56,386	[4]
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	(21,177)	[5]
Accumulated deficit	229,754	[6]
Total William Lyon Homes stockholder's equity (deficit)	209,501
Total equity (deficit)	209,501
Total liabilities and equity (deficit)	66,055
Plan of Reorganization Adjustments [Member] | Real estate inventories - Owned
Real estate inventories
Real estate inventories	4,029	[7]
Plan of Reorganization Adjustments [Member] | Common stock, Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448	[8]
Plan of Reorganization Adjustments [Member] | Common stock, Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315	[8]
Plan of Reorganization Adjustments [Member] | Common stock, Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	161	[8]
Plan of Reorganization Adjustments [Member] | Liabilities not subject to compromise
LIABILITIES AND EQUITY (DEFICIT)
Notes payable	(5,000)	[9]
Senior Secured Term Loan due January 31, 2015	75,000	[10]
Liabilities	99,000
Plan of Reorganization Adjustments [Member] | Liabilities not subject to compromise | Secured Debt [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan due January 31, 2015	29,000	[11]
Plan of Reorganization Adjustments [Member] | Liabilities subject to compromise
LIABILITIES AND EQUITY (DEFICIT)
Accrued expenses	(15,297)	[12]
Senior Notes	(298,832)
Plan of Reorganization Adjustments [Member] | Liabilities subject to compromise | 7 5/8% Senior Notes due December 15, 2012 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes	(66,704)	[12]
Plan of Reorganization Adjustments [Member] | Liabilities subject to compromise | 10 3/4% Senior Notes due April 1, 2013 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes	(138,964)	[12]
Plan of Reorganization Adjustments [Member] | Liabilities subject to compromise | 7 1/2% Senior Notes due February 15, 2014 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes	(77,867)	[12]
Fresh Start Accounting Adjustments [Member]
ASSETS
Receivables	(996)	[13]
Real estate inventories
Property & equipment, net	(421)	[14]
Goodwill	14,209	[15]
Intangibles	9,470	[16]
Total assets	21,064
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	15,501	[17]
Accumulated deficit	5,830	[18]
Total William Lyon Homes stockholder's equity (deficit)	21,331
Noncontrolling interest	(1,588)	[19]
Total equity (deficit)	19,743
Total liabilities and equity (deficit)	21,064
Fresh Start Accounting Adjustments [Member] | Real estate inventories - Owned
Real estate inventories
Real estate inventories	(1,198)	[20]
Fresh Start Accounting Adjustments [Member] | Liabilities not subject to compromise
LIABILITIES AND EQUITY (DEFICIT)
Accrued expenses	221	[21]
Notes payable	1,100	[22]
Liabilities	1,321
Successor [Member]
ASSETS
Cash and cash equivalents	80,533
Restricted cash	852
Receivables	11,794
Real estate inventories
Property & equipment, net	541
Deferred loan costs	2,491
Goodwill	14,209
Intangibles	9,470
Other assets	6,354
Total assets	580,865
LIABILITIES AND EQUITY (DEFICIT)
Redeemable convertible preferred stock	56,386
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	43,191
Total William Lyon Homes stockholder's equity (deficit)	44,115
Noncontrolling interest	8,100
Total equity (deficit)	52,215
Total liabilities and equity (deficit)	580,865
Successor [Member] | Real estate inventories - Owned
Real estate inventories
Real estate inventories	408,463
Successor [Member] | Real estate inventories - Not owned
Real estate inventories
Real estate inventories	46,158
Successor [Member] | Common stock, Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448
Successor [Member] | Common stock, Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315
Successor [Member] | Common stock, Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	161
Successor [Member] | Liabilities not subject to compromise
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	10,000
Accrued expenses	31,612
Liabilities from inventories not owned	46,158
Notes payable	74,494
Senior Secured Term Loan due January 31, 2015	75,000
Liabilities	472,264
Successor [Member] | Liabilities not subject to compromise | Secured Debt [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan due January 31, 2015	$ 235,000

[1]	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
[2]	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
[3]	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
[4]	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
[5]	Reflects the elimination of $48.9 million of additional paid-in capital ("APIC") relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
[6]	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder's equity.
[7]	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
[8]	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).
[9]	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.
[10]	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
[11]	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
[12]	Reflects the extinguishment of liabilities subject to compromise ("LSTC") at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
[13]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[14]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[15]	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
[16]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[17]	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[18]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[19]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.
[20]	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unlevered discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an "As-Is" Basis using market comparables
[21]	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
[22]	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.